Transactions with Related Parties, Atlantis Holding Corp. (Details) - USD ($) $ in Thousands			7 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions with Related Party [Abstract]
Accrued dividends				$ 2,977	$ 977	$ 0
Series A Preferred Shares [Member]
Transactions with Related Party [Abstract]
Dividends paid on preferred shares				0
Issuance of preferred shares (in shares)	1,705	2,249
Accrued dividends			$ 977	2,977
Related Party [Member] | Atlantis Holding Corp. [Member] | Series A Preferred Shares [Member]
Transactions with Related Party [Abstract]
Dividends paid on preferred shares			0	3,954
Issuance of preferred shares (in shares)	1,705	2,249
Accrued dividends			977	2,977
Accumulated dividends	$ 0		$ 977	$ 0	$ 977